FINANCIAL INSTRUMENTS - Interest rate risk profit (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
FINANCIAL RISK MANAGEMENT
Financial liabilities	Rp (94,236.0)	Rp (72,326.0)
Interest rate risk | Fixed rate borrowings
FINANCIAL RISK MANAGEMENT
Financial liabilities	(38,133.0)	(21,260.0)
Interest rate risk | Variable rate borrowings
FINANCIAL RISK MANAGEMENT
Financial liabilities	Rp (28,824.0)	Rp (22,822.0)
Increase in percent (as a percent)	0.25%
Decrease in percent (as a percent)	0.25%
Equity change	Rp 73.0
Equity change	(73.0)
Net income change	73.0
Net income change	Rp (57.0)